Annual Total Returns [BarChart] - First Trust Dorsey Wright Focus 5 ETF - First Trust Dorsey Wright Focus 5 ETF	Feb. 01, 2021
Bar Chart Table:
2015	6.83%
2016	(0.37%)
2017	19.86%
2018	(8.05%)
2019	25.42%
2020	28.36%